Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,402,000.00
Total Fee Amount	607.92
Total Offset Amount	0.00
Net Fee	$ 607.92
Offering Table N/A
Offset Table N/A	N/A